Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 164	$ 15	$ 49
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	640	615	618
Bad debts expense	95	89	96
Stock-based compensation expense	37	30	26
Deferred income taxes, net	(3)	(365)	6
Equity in earnings of unconsolidated entities	(159)	(137)	(140)
Distributions from unconsolidated entities	152	136	93
Loss on impairment of goodwill	0	370	0
(Gain) loss on asset disposals, net	10	17	22
(Gain) loss on license sales and exchanges, net	(18)	(22)	(19)
Other operating activities	3	1	0
Changes in assets and liabilities from operations
Accounts receivable	(39)	(68)	(23)
Equipment installment plans receivable	(149)	(261)	(246)
Inventory	(4)	0	8
Accounts payable	3	(14)	48
Customer deposits and deferred revenues	7	(3)	(54)
Accrued taxes	(39)	26	40
Other assets and liabilities	9	40	(23)
Net cash provided by operating activities	709	469	501
Cash flows from investing activities
Cash paid for additions to property, plant and equipment	(512)	(465)	(443)
Cash paid for licenses	(8)	(189)	(53)
Cash received for investments	50	0	0
Cash paid for investments	(17)	(50)	0
Cash received from divestitures and exchanges	24	21	21
Federal Communications Commission deposit	0	0	(143)
Other investing activities	(1)	0	0
Net cash used in investing activities	(464)	(683)	(618)
Cash flows from financing activities
Repayment of long-term debt	(19)	(14)	(11)
Common shares reissued for benefit plans, net of tax payments	18	1	6
Common shares repurchased	0	0	(5)
Distributions to noncontrolling interests	(6)	(4)	(1)
Other financing activities	(7)	(3)	(1)
Net cash used in financing activities	(14)	(20)	(12)
Net increase (decrease) in cash, cash equivalents and restricted cash	231	(234)	(129)
Cash, cash equivalents and restricted cash
Beginning of period	352	586	715
End of period	$ 583	$ 352	$ 586